SCHEDULE II - Condensed Statements of Operations - Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net investment income	$ 402,071	$ 410,864	$ 449,784
Net realized and unrealized investment gains (losses)	232,491	26,266	(297,479)
Total revenues	5,674,785	5,421,958	5,430,627
Expenses
Other expenses	348,398	471,905	790,723
Net foreign exchange (gains) losses	108,244	(77,515)	9,461
Net income attributable to PartnerRe Ltd.	264,021	447,308	104,381
Preferred dividends	46,416	55,043	56,735
Loss on redemption of preferred shares	0	4,908	0
Net income available to common shareholders	217,605	387,357	47,646
Comprehensive income
Net income attributable to PartnerRe Ltd.	264,021	447,308	104,381
Total other comprehensive (loss) income, net of tax	(15,712)	8,714	(49,200)
Comprehensive income	248,309	456,022	55,181
Other Expenses
Termination Fee Paid			315,000
Other Transaction Costs	4,000	76,000
Parent Company [Member]
Revenues
Net investment income	1,890	2,690	3,516
Interest income on intercompany loans	12,201	12,109	12,295
Net realized and unrealized investment gains (losses)	91	2,993	(1,104)
Other income	8,418	2,483	0
Total revenues	22,600	20,275	14,707
Expenses
Other expenses	40,131	116,758	435,404
Interest expense on intercompany loans	12,085	7,016	6,243
Net foreign exchange (gains) losses	35,753	(10,788)	(3,199)
Total expenses	87,969	112,986	438,448
Loss before equity in net income of subsidiaries	(65,369)	(92,711)	(423,741)
Equity in net income of subsidiaries	329,390	540,019	528,122
Net income attributable to PartnerRe Ltd.	264,021	447,308	104,381
Preferred dividends	46,416	55,043	56,735
Loss on redemption of preferred shares	0	4,908	0
Net income available to common shareholders	217,605	387,357	47,646
Comprehensive income
Net income attributable to PartnerRe Ltd.	264,021	447,308	104,381
Total other comprehensive (loss) income, net of tax	(15,712)	8,714	(49,200)
Comprehensive income	$ 248,309	$ 456,022	$ 55,181